Expense Example {- FundsManager 70% Portfolio} - 02.28 VIP FundsManager Funds Service, Service 2 Combo PRO-13 - FundsManager 70% Portfolio	May 27, 2022 USD ($)
VIP FundsManager 70% Portfolio-Service VIP
Expense Example:
1 year	$ 80
3 years	267
5 years	486
10 years	1,116
VIP FundsManager 70% Portfolio-Service 2 VIP
Expense Example:
1 year	95
3 years	314
5 years	567
10 years	$ 1,291